Washington Mutual Investors Fund
Investment portfolio
July 31, 2022
unaudited
Common stocks 94.58% Energy 6.22%	Shares	Value (000)
Baker Hughes Co., Class A	49,975,779	$1,283,878
Canadian Natural Resources, Ltd.	6,731,554	371,582
Chevron Corp.	11,424,251	1,871,064
ConocoPhillips	12,909,877	1,257,809
Coterra Energy, Inc.	10,450,272	319,674
Enbridge, Inc.[1]	3,339,328	150,036
EOG Resources, Inc.	10,109,580	1,124,387
Exxon Mobil Corp.	7,531,512	730,029
Pioneer Natural Resources Company	6,919,580	1,639,594
TC Energy Corp.[1]	10,739,151	572,612
Valero Energy Corp.	1,520,968	168,478
		9,489,143
Materials 2.61%
Air Products and Chemicals, Inc.	1,032,325	256,254
Albemarle Corp.	533,607	130,366
Corteva, Inc.	6,748,000	388,347
Dow, Inc.	9,000,000	478,890
H.B. Fuller Co.	605,000	38,841
Huntsman Corp.	6,977,889	202,080
Linde PLC	3,182,132	961,004
LyondellBasell Industries NV	4,488,768	400,039
Nucor Corp.	2,650,000	359,870
Rio Tinto PLC (ADR)[1]	10,328,583	630,353
Sherwin-Williams Company	567,140	137,214
		3,983,258
Industrials 10.14%
ABB, Ltd. (ADR)[1]	12,013,742	364,857
Air Lease Corp., Class A	2,536,657	94,135
BAE Systems PLC (ADR)	3,409,392	128,432
Boeing Company[2]	2,246,961	357,963
Carrier Global Corp.	1,746,437	70,783
Caterpillar, Inc.	6,401,330	1,269,064
CSX Corp.	41,559,988	1,343,635
Cummins, Inc.	414,473	91,727
Equifax, Inc.	628,046	131,205
HEICO Corp.	924,170	145,751
Honeywell International, Inc.	4,826,179	928,846
Huntington Ingalls Industries, Inc.	742,200	160,939
Johnson Controls International PLC	2,477,989	133,588
L3Harris Technologies, Inc.	5,594,340	1,342,474
Lockheed Martin Corp.	4,285,283	1,773,293
Norfolk Southern Corp.	4,262,177	1,070,531
Northrop Grumman Corp.	5,177,097	2,479,312
PACCAR, Inc.	1,706,825	156,209
Washington Mutual Investors Fund — Page 1 of 8

unaudited
Common stocks (continued) Industrials (continued)	Shares	Value (000)
Raytheon Technologies Corp.	12,702,523	$1,184,002
RELX PLC (ADR)	3,020,541	89,166
Republic Services, Inc.	1,250,190	173,351
Robert Half International, Inc.	166,000	13,137
Rockwell Automation	582,733	148,760
Trinity Industries, Inc.	1,810,016	46,970
Union Pacific Corp.	400,234	90,973
United Parcel Service, Inc., Class B	6,155,301	1,199,607
Waste Connections, Inc.	3,312,797	441,828
Waste Management, Inc.	175,000	28,798
		15,459,336
Consumer discretionary 6.45%
Amazon.com, Inc.[2]	1,945,000	262,478
Chipotle Mexican Grill, Inc.[2]	146,347	228,919
D.R. Horton, Inc.	2,300,000	179,469
Darden Restaurants, Inc.[3]	7,674,474	955,395
Dollar General Corp.	1,642,156	407,961
Domino’s Pizza, Inc.	94,657	37,116
General Motors Company[2]	28,379,760	1,029,050
Home Depot, Inc.	9,138,246	2,750,064
Lennar Corp., Class A	1,919,742	163,178
McDonald’s Corp.	351,405	92,549
NIKE, Inc., Class B	1,059,116	121,714
Polaris, Inc.	860,850	100,960
Royal Caribbean Cruises, Ltd.[2]	3,729,813	144,381
Starbucks Corp.	4,286,300	363,392
Target Corp.	2,602,257	425,157
TJX Companies, Inc.	6,916,706	423,026
VF Corp.	12,013,093	536,745
Wynn Resorts, Ltd.[2,3]	7,500,000	476,100
YUM! Brands, Inc.	9,313,734	1,141,305
		9,838,959
Consumer staples 5.39%
Archer Daniels Midland Company[1]	21,847,024	1,808,278
Church & Dwight Co., Inc.	2,405,239	211,589
Conagra Brands, Inc.[1]	4,192,273	143,418
Costco Wholesale Corp.	672,236	363,881
Danone (ADR)[1]	10,937,332	121,076
General Mills, Inc.	5,465,407	408,758
Hormel Foods Corp.	9,400,000	463,796
Keurig Dr Pepper, Inc.	24,204,579	937,685
Kimberly-Clark Corp.	909,232	119,828
Kraft Heinz Company	17,323,377	638,020
Mondelez International, Inc.	4,766,072	305,219
Nestlé SA (ADR)	9,059,558	1,113,057
Procter & Gamble Company	4,257,981	591,476
Reckitt Benckiser Group PLC (ADR)[1]	34,891,573	572,222
Unilever PLC (ADR)	4,439,640	216,033
Walgreens Boots Alliance, Inc.	4,992,567	197,806
		8,212,142
Washington Mutual Investors Fund — Page 2 of 8

unaudited
Common stocks (continued) Health care 20.84%	Shares	Value (000)
Abbott Laboratories	10,432,477	$1,135,471
AbbVie, Inc.	11,497,722	1,650,038
AstraZeneca PLC (ADR)	22,417,181	1,484,690
Baxter International, Inc.	1,769,326	103,789
Bristol-Myers Squibb Company	9,157,859	675,667
Cigna Corp.	3,876,666	1,067,479
CVS Health Corp.	32,147,321	3,075,856
Danaher Corp.	3,189,337	929,596
Edwards Lifesciences Corp.[2]	1,321,256	132,839
Elevance Health, Inc.	2,457,688	1,172,563
Eli Lilly and Company	6,053,490	1,995,775
Gilead Sciences, Inc.	16,261,367	971,617
GSK PLC (ADR)	7,808,040	329,265
Humana, Inc.	3,378,291	1,628,336
Johnson & Johnson	16,228,234	2,832,151
Molina Healthcare, Inc.[2]	603,449	197,762
Novartis AG (ADR)	828,683	71,126
Novo Nordisk A/S, Class B (ADR)	2,156,940	250,334
Pfizer, Inc.	77,310,162	3,904,936
Regeneron Pharmaceuticals, Inc.[2]	414,446	241,079
ResMed, Inc.	410,452	98,722
Roche Holding AG (ADR)	5,158,793	213,935
Thermo Fisher Scientific, Inc.	609,958	365,005
UnitedHealth Group, Inc.	12,499,294	6,778,867
Zimmer Biomet Holdings, Inc.	2,840,135	313,523
Zoetis, Inc., Class A	811,250	148,094
		31,768,515
Financials 14.70%
Aon PLC, Class A	1,198,399	348,782
Apollo Asset Management, Inc.	7,119,491	406,523
Arthur J. Gallagher & Co.	360,911	64,599
Bank of America Corp.	21,972,542	742,892
Bank of Nova Scotia	5,986,608	364,884
BlackRock, Inc.	2,708,810	1,812,681
Blackstone, Inc., nonvoting shares	290,000	29,600
Capital One Financial Corp.	6,032,629	662,564
Carlyle Group, Inc.	6,752,055	262,722
Charles Schwab Corp.	608,000	41,982
Chubb, Ltd.	7,570,451	1,428,090
Citizens Financial Group, Inc.	21,596,328	820,013
CME Group, Inc., Class A	13,969,579	2,786,652
Discover Financial Services	8,911,926	900,105
Everest Re Group, Ltd.	371,202	97,014
Fifth Third Bancorp	6,325,345	215,821
Intercontinental Exchange, Inc.	6,800,454	693,578
JPMorgan Chase & Co.	12,577,003	1,450,883
KeyCorp	12,908,702	236,229
KKR & Co., Inc.	5,375,736	298,138
M&T Bank Corp.	2,838,582	503,706
Marsh & McLennan Companies, Inc.	21,188,999	3,474,148
Moody’s Corp.	541,992	168,153
Morgan Stanley	2,969,586	250,336
Nasdaq, Inc.	2,429,130	439,430
PNC Financial Services Group, Inc.	6,636,664	1,101,288
Washington Mutual Investors Fund — Page 3 of 8

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Progressive Corp.	230,000	$26,464
S&P Global, Inc.	1,933,889	728,941
Toronto-Dominion Bank[1]	7,524,562	488,871
Travelers Companies, Inc.	2,341,848	371,651
Truist Financial Corp.	5,036,138	254,174
Wells Fargo & Company	21,240,345	931,814
		22,402,728
Information technology 18.05%
Analog Devices, Inc.	804,958	138,421
Apple, Inc.	12,357,654	2,008,242
Applied Materials, Inc.	4,233,207	448,635
ASML Holding NV (New York registered) (ADR)	2,138,040	1,228,176
Automatic Data Processing, Inc.	1,462,835	352,719
Broadcom, Inc.	14,392,264	7,706,769
Ciena Corp.[2]	275,000	14,190
EPAM Systems, Inc.[2]	337,833	117,988
Fidelity National Information Services, Inc.	10,937,494	1,117,374
Intel Corp.	42,079,541	1,527,908
KLA Corp.	1,451,409	556,673
Mastercard, Inc., Class A	1,463,984	517,943
Micron Technology, Inc.	1,235,666	76,438
Microsoft Corp.	29,240,812	8,209,066
Motorola Solutions, Inc.	1,394,430	332,697
NetApp, Inc.	4,569,564	325,947
Paychex, Inc.	3,546,505	454,946
QUALCOMM, Inc.	1,352,705	196,223
SAP SE (ADR)[1]	4,000,522	372,889
STMicroelectronics NV1	6,713,509	254,711
Synopsys, Inc. (USA)[2]	114,000	41,895
TE Connectivity, Ltd.	2,596,500	347,230
Texas Instruments, Inc.	1,671,101	298,943
Visa, Inc., Class A	4,077,849	864,953
		27,510,976
Communication services 5.93%
Activision Blizzard, Inc.	6,241,661	499,021
Alphabet, Inc., Class A2	7,061,480	821,391
Alphabet, Inc., Class C2	13,182,900	1,537,653
AT&T, Inc.	15,978,653	300,079
Comcast Corp., Class A	107,174,136	4,021,174
Deutsche Telekom AG (ADR)[1]	725,000	13,826
Electronic Arts, Inc.	604,344	79,308
Meta Platforms, Inc., Class A2	3,177,539	505,546
Verizon Communications, Inc.	27,260,010	1,259,140
		9,037,138
Utilities 3.09%
CMS Energy Corp.	5,624,272	386,556
Constellation Energy Corp.	13,414,825	886,720
Dominion Energy, Inc.	1,993,138	163,397
Edison International	2,533,350	171,685
Entergy Corp.	5,586,229	643,143
Evergy, Inc.	6,172,512	421,336
Exelon Corp.	10,244,475	476,266
Washington Mutual Investors Fund — Page 4 of 8

unaudited
Common stocks (continued) Utilities (continued)	Shares	Value (000)
NextEra Energy, Inc.	2,302,158	$194,509
Public Service Enterprise Group, Inc.	3,741,530	245,706
Sempra Energy	6,012,170	996,818
Xcel Energy, Inc.	1,732,477	126,783
		4,712,919
Real estate 1.16%
American Tower Corp. REIT	728,901	197,408
Digital Realty Trust, Inc. REIT[1]	4,845,505	641,787
Extra Space Storage, Inc. REIT	1,608,550	304,853
Regency Centers Corp. REIT[3]	9,628,328	620,353
		1,764,401
Total common stocks (cost: $88,205,707,000)		144,179,515
Convertible stocks 0.68% Health care 0.20%
Becton, Dickinson and Company, Series B, convertible preferred shares, 6.00% 2023[1]	2,963,696	148,185
Danaher Corp., Series B, cumulative convertible preferred shares, 5.00% 2023[1]	107,417	163,472
		311,657
Financials 0.05%
KKR & Co., Inc., Series C, convertible preferred shares, 6.00% 2023[1]	1,185,540	82,988
Information technology 0.36%
Broadcom, Inc., Series A, cumulative convertible preferred shares, 8.00% 2022	325,944	546,869
Utilities 0.07%
American Electric Power Company, Inc., convertible preferred units, 6.125% 2023[1]	770,698	42,604
NextEra Energy, Inc., convertible preferred units, 5.279% 2023[1]	1,131,217	59,332
		101,936
Total convertible stocks (cost: $764,171,000)		1,043,450
Short-term securities 5.09% Money market investments 4.53%
Capital Group Central Cash Fund 1.71%[3,4]	69,151,683	6,912,402
Money market investments purchased with collateral from securities on loan 0.56%
Capital Group Central Cash Fund 1.71%[3,4,5]	4,372,053	437,031
State Street Institutional U.S. Government Money Market Fund, Premier Class 1.88%[4,5]	118,400,000	118,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 1.87%[4,5]	110,000,000	110,000
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 1.60%[4,5]	67,600,000	67,600
Washington Mutual Investors Fund — Page 5 of 8

unaudited
Short-term securities (continued) Money market investments purchased with collateral from securities on loan (continued)	Shares	Value (000)
BlackRock Liquidity Funds – FedFund, Institutional Shares 1.73%[4,5]	59,200,000	$59,200
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 1.88%[4,5]	53,978,175	53,978
		846,209
Total short-term securities (cost: $7,760,519,000)		7,758,611
Total investment securities 100.35% (cost: $96,730,397,000)		152,981,576
Other assets less liabilities (0.35%)		(538,313)
Net assets 100.00%		$152,443,263
Investments in affiliates3

	Value of affiliates at 5/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 7/31/2022 (000)	Dividend income (000)
Common stocks 1.35%
Consumer discretionary 0.94%
Darden Restaurants, Inc.	$1,010,958	$—	$—	$—	$(55,563)	$955,395	$9,286
Wynn Resorts, Ltd.[2]	458,120	55,205	—	—	(37,225)	476,100	—
						1,431,495
Real estate 0.41%
Regency Centers Corp. REIT	764,857	6,104	99,734	(15,753)	(35,121)	620,353	5,702
Total common stocks						2,051,848
Short-term securities 4.82%
Money market investments 4.53%
Capital Group Central Cash Fund 1.71%[4]	5,167,401	5,491,523	3,743,889	(580)	(2,053)	6,912,402	17,945
Money market investments purchased with collateral from securities on loan 0.29%
Capital Group Central Cash Fund 1.71%[4,5]	261,695	175,336[6]				437,031	—[7]
Total short-term securities						7,349,433
Total 6.17%				$(16,333)	$(129,962)	$9,401,281	$32,933
[1]	All or a portion of this security was on loan. The total value of all such securities was $931,788,000, which represented .61% of the net assets of the fund.
[2]	Security did not produce income during the last 12 months.
[3]	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
[4]	Rate represents the seven-day yield at 7/31/2022.
[5]	Security purchased with cash collateral from securities on loan.
[6]	Represents net activity.
[7]	Dividend income is included with securities lending income and is not shown in this table.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Washington Mutual Investors Fund — Page 6 of 8

unaudited
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads, interest rate volatilities, and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At July 31, 2022, all of the fund’s investments were classified as Level 1.
Key to abbreviations
ADR = American Depositary Receipts
REIT = Real Estate Investment Trust
Washington Mutual Investors Fund — Page 7 of 8

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
MFGEFP1-001-0922O-S89823	Washington Mutual Investors Fund — Page 8 of 8